Senior Unsecured Notes - Additional Information (Detail) $ in Thousands, $ in Thousands	Nov. 06, 2025 USD ($)	Sep. 04, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Nov. 06, 2025 CAD ($)	Sep. 04, 2025 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of Senior Unsecured Notes Explanatory [Line Items]
Derivative financial assets			$ 7,153				$ 0
Senior unsecured notes due 2033 [Member]
Disclosure of Senior Unsecured Notes Explanatory [Line Items]
Principal amount						$ 275,000
Borrowings, interest rate		5.75%				5.75%
Effective interest rate		6.90%
Maximum percentage of principal amount eligible for redemption		40.00%
Debt securities partial redemption price percentage		105.75%
Debt securities full redemption price percentage		100.00%
Debt securities redemption price percentage 2028		102.875%
Debt securities redemption price percentage 2029		101.438%
Debt securities redemption price percentage 2030		100.00%
Derivative financial assets		$ 3,203	2,681
Senior unsecured notes due 2030 [Member]
Disclosure of Senior Unsecured Notes Explanatory [Line Items]
Principal amount				$ 525,000	$ 525,000
Borrowings, interest rate	5.50%				5.50%
Effective interest rate	6.40%
Maximum percentage of principal amount eligible for redemption	40.00%
Debt securities partial redemption price percentage	105.50%
Debt securities full redemption price percentage	100.00%
Debt securities redemption price percentage 2028	101.375%
Debt securities redemption price percentage 2029	100.00%
Derivative financial assets	$ 1,806		$ 974
Debt securities redemption price percentage 2027	102.75%